OTHER COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, $ in Thousands, € in Millions, £ in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2018 USD ($)	Nov. 30, 2018 $ / shares shares	Dec. 31, 2018 USD ($) tax_lease plant $ / shares shares	Dec. 31, 2018 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€) plant shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 03, 2017 shares	Dec. 31, 2016 USD ($)
Tax lease benefits:
Book value of vessels secured against long-term loans			$ 3,244,291					$ 2,032,747
Number of tax leases | tax_lease					6
Gross amount received from tax lease benefit (in GBP) | £					£ 41
Number of tax leases terminated | tax_lease			5	5
Other commitment to pay third party			$ 1,000
Number of power plants | plant			2				2
Contractual obligation | €							€ 0.5
Investments in affiliates			$ 571,782					$ 703,225		$ 648,780
Common shares, par value (in dollars per share) | $ / shares			$ 1.00					$ 1.00
Minimum
Tax lease benefits:
Estimate of possible exposure | £				£ 0
Maximum
Tax lease benefits:
Estimate of possible exposure | £				£ 115
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease			1	1
Secured Debt | Margin Loan Facility
Tax lease benefits:
Common units, pledged as collateral | shares			21,226,586				21,226,586	20,852,291	20,852,291
Scenario, Forecast
Tax lease benefits:
Contractual obligation | €						€ 15.0
Avenir LNG Ltd
Tax lease benefits:
Ownership percentage	25.00%
Investment company, financial commitment, future amount			$ 18,000
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Tax lease benefits:
Investment company, committed capital	$ 182,000
Other Operating Income
Tax lease benefits:
Loss contingency, receivable, proceeds			50,700
Founding Partners | Avenir LNG Ltd
Tax lease benefits:
Investment company, financial commitment, future amount			$ 72,000
Avenir LNG Ltd
Tax lease benefits:
Stock issued during period (in shares) | shares		110,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 1.00